Restricted Commercial Mortgage Loans by Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 325	$ 342	$ 413
Allowance for losses	(1)	(1)	(2)
% of total	100.00%	100.00%	100.00%
Total	324	341	411
South Atlantic
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	120	126	146
% of total	37.00%	37.00%	35.00%
Pacific
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	57	60	74
% of total	18.00%	18.00%	18.00%
Middle Atlantic
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	53	55	65
% of total	16.00%	16.00%	16.00%
East North Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	29	31	42
% of total	9.00%	9.00%	10.00%
Mountain
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	21	21	28
% of total	6.00%	6.00%	7.00%
West North Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	19	22	28
% of total	6.00%	6.00%	7.00%
East South Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	14	16	17
% of total	4.00%	5.00%	4.00%
West South Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	11	11	12
% of total	3.00%	3.00%	3.00%
New England
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 1		$ 1
% of total	1.00%